Statutory Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statutory Requirements
Common share dividends	$ 525.4	$ 657.8
Dividend capacity available	4,065.9
North American Insurers
Statutory Requirements
Dividend capacity available	936.0
North American Insurers | Northbridge
Statutory Requirements
Dividend capacity available	550.9
North American Insurers | Crum & Forster
Statutory Requirements
Dividend capacity available	315.2
North American Insurers | Zenith National
Statutory Requirements
Dividend capacity available	69.9
Global Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	2,954.6
Global Insurers and Reinsurers | Allied World
Statutory Requirements
Dividend capacity available	1,684.3
Global Insurers and Reinsurers | Odyssey Group
Statutory Requirements
Dividend capacity available	953.0
Global Insurers and Reinsurers | Brit
Statutory Requirements
Dividend capacity available	258.6
Global Insurers and Reinsurers | Ki
Statutory Requirements
Dividend capacity available	58.7
International Insurers and Reinsurers | Gulf Insurance
Statutory Requirements
Dividend capacity available	175.3
Insurance and reinsurance companies
Statutory Requirements
Common share dividends	$ 1,678.1	$ 1,955.6